Commitments And Contingencies (Narrative) (Q3) (Details)		3 Months Ended	9 Months Ended	12 Months Ended	60 Months Ended
	Aug. 21, 2020 Item	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) $ / shares $ / bbl shares	Dec. 31, 2019 USD ($) $ / shares $ / bbl shares	Dec. 31, 2019 USD ($) $ / shares
Loss Contingencies [Line Items]
Cost reduction		$ 390,000			$ 377,000
Cost reduction paid into common stock			$ 77,000	$ 49,000
Shares issued for services | shares			94,000	100,000
Share price | $ / shares			$ 0.82	$ 0.49	$ 0.49
Period of trailing average of WTI			30 days	30 days
Cost reduction liability accrued			$ 0
West Texas Intermediate [Member]
Loss Contingencies [Line Items]
Period of trailing average of WTI			30 days
Minimum [Member] | West Texas Intermediate [Member]
Loss Contingencies [Line Items]
Compensation reduction | $ / bbl			70	70
Compensation reimbursement | $ / bbl			85	85
Hoactzin Partners, L.P. [Member]
Loss Contingencies [Line Items]
Number of working interest owners | Item	7